Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 12: Other Liabilities

A summary of “Other liabilities” as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(in millions)
Advances on buy-back agreements	$2,147	$1,962
Warranty and campaign programs	908	1,020
Marketing and sales incentive programs	1,166	1,413
Tax payables	528	680
Accrued expenses and deferred income	577	731
Accrued employee benefits	572	669
Legal reserves and other provisions	389	410
Contract reserve	396	390
Restructuring reserve	51	95
Other	736	689
Total	$7,470	$8,059

Warranty and Campaign Program

As described in “Note 2: Summary of Significant Accounting Policies”, CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the years ended December 31, 2015 and 2014 for the basic warranty and accruals for campaign programs are as follows:

	2015	2014
	(in millions)
Balance, beginning of year	$1,020	$1,111
Current year additions	738	866
Claims paid	(723)	(837)
Currency translation adjustment and other	(127)	(120)
Balance, end of year	$908	$1,020

Advance on Buy-back Agreements

As described in “Note 2: Summary of Significant Accounting Policies”, the initial sale price received for new vehicle sales with a buy-back commitment by Commercial Vehicles is recognized as Advances on buy-back agreements. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease. The balance of Advances on buy-back agreements at December 31, 2015 and 2014 represented a sum of the deferred rental revenue and the guaranteed buy-back price.

Restructuring Provision

The Company incurred restructuring costs of $84 million, $184 million and $71 million for the years ended December 31, 2015, 2014 and 2013, respectively. These costs were as follows:

•

Restructuring expenses were $84 million in 2015 compared to $184 million in 2014. In 2015, Commercial Vehicles recorded $44 million mainly due to actions to reduce SG&A and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Construction Equipment and Agricultural Equipment recorded $19 million and $18 million, respectively, mainly as a result of footprint rationalization actions included in the efficiency program of the Company launched in 2014.

•

In 2014, the Company incurred restructuring expenses of $184 million. Commercial Vehicles recorded $102 million mainly due to actions put in place to reduce SG&A and business support costs as a result of the transition to CNH Industrial’s regional structure. Construction Equipment recorded $39 million mainly due to the realignment of the dealer network in EMEA as a result of the re-positioning of the Case and New Holland brand offerings and the announced closure of an assembly plant in Calhoun, Georgia. Agricultural Equipment recorded $43 million primarily for the planned closure of a 60% owned joint venture in China.

•

In 2013, the Company continued its reorganization of Commercial Vehicles’ manufacturing activities in Europe, which began in 2012, by moving the heavy truck production at Ulm, Germany to Madrid, Spain in an effort to consolidate the heavy truck production. Additionally, the Company closed four European fire-fighting vehicle plants and moved their production to Ulm, Germany.

The following table sets forth restructuring activity for the years ended December 31, 2015, 2014 and 2013:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2013	$131	$—	$24	$155
Restructuring charges	67	1	3	71
Reserves utilized: cash	(122)	—	(16)	(138)
Reserves utilized: non-cash	(8)	—	(3)	(11)
Currency translation adjustments	1	—	(1)	—
Balance at December 31, 2013	69	1	7	77
Restructuring charges	118	32	34	184
Reserves utilized: cash	(74)	—	(8)	(82)
Reserves utilized: non-cash	(13)	(26)	(24)	(63)
Currency translation adjustments	(14)	(1)	(6)	(21)
Balance at December 31, 2014	86	6	3	95
Restructuring charges	66	—	18	84
Reserves utilized: cash	(112)	(3)	(1)	(116)
Reserves utilized: non-cash	(5)	—	—	(5)
Currency translation adjustments	(5)	2	(4)	(7)
Balance at December 31, 2015	$30	$5	$16	$51

At December 31, 2015, the remaining cost expected to be incurred for existing restructuring plans is approximately $80 million, which is expected to be incurred primarily in 2016. The Company now estimates a total cumulative charge of approximately $360 million between 2014-2016 for the Company’s efficiency program, as additional restructuring actions have been identified. The combined benefits of the efficiency program’s actions will result in estimated savings of approximately $200 million per year.